Summary of the main accounting policies: Land, furniture and equipment (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 MXN ($)	Dec. 31, 2022 MXN ($) room	Dec. 31, 2021 MXN ($)
Land, furniture and equipment:
Number of hotel rooms | room		450
Proceeds from resale of land	$ 286,283
Land in Huatulco
Land, furniture and equipment:
Proceeds from resale of land		$ 286,283	$ 286,283
Furniture equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		10 years	10 years
Furniture equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		20 years	20 years
Machinery | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		10 years	10 years
Machinery | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		20 years	20 years
Computer equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		20 years	20 years
Computer equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		33 years	33 years
Transportation equipment | Minimum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		20 years	20 years
Transportation equipment | Maximum
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		25 years	25 years
Improvements to leased premises [Member]
Land, furniture and equipment:
Useful life measured as period of time, property, plant and equipment		10 years	10 years